INCOME TAX EXPENSE (Components of deferred taxes) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INCOME TAX EXPENSE [Abstract]
Accrued expenses	$ 6,051	36,630	37,584
Inventories	1,816	10,996	11,367
Provisions	354	2,140	604
Total deferred tax assets, current portion	8,221	49,766	49,555
Valuation allowance	(8,221)	(49,766)	(49,555)
Deferred tax assets, current portion, net
Fixed assets	130	788	453
Net operating losses	36,897	223,360	176,056
Total deferred tax assets, non-current portion	37,027	224,148	176,509
Valuation allowance	(37,027)	(224,148)	(176,509)
Deferred tax assets, non-current portion, net